CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest income:
Loans, including fees	$ 79,744				$ 64,886					$ 284,782	$ 23,900
Securities:
Taxable	7,588				5,912					27,078	13,116	11,049
Tax-exempt	1,242				1,347					4,775	464
Federal funds sold and securities purchased under agreements to resell	19				21					113	106
Interest-bearing deposits with banks	595				333					1,848	801
Other	2,640				2,105					10,479	651
Total interest income	91,828	98,601	79,702	76,168	74,604	28,954	3,379	3,349	3,356	329,075	39,038	11,049
Interest expense:
Deposits	3,759				3,450					14,877	1,013
Short-term borrowings	395				513					1,814	215
Notes payable	648				2,322					10,512	8,613	8,985
Junior subordinated debentures	584				608					2,409	212
Other	1,021				450					3,262	143
Total interest expense	6,407	10,002	7,786	7,743	7,343	3,786	2,140	2,131	2,139	32,874	10,196	8,985
Net interest income	85,421	88,599	71,916	68,425	67,261	25,168	1,239	1,218	1,217	296,201	28,842	2,064
Provision for loan losses	3,242	2,206	10,658	11,289	13,005	3,800				37,158	3,800
Net interest income after provision for loan losses	82,179				54,256					259,043	25,042	2,064
Noninterest income:
Net gains from sale of loans and other mortgage production income	79,111				127,596					457,531	50,384
Mortgage loan origination fees	12,344				18,893					79,736	7,224
Net insurance premiums earned	40,319				37,473					157,533	146,701	134,048
Investment and securities advisory fees and commissions	21,335				22,009					93,093	11,238
Other	16,991				7,307					44,670	8,573	6,785
Total noninterest income	170,100	182,479	215,095	239,233	213,278	109,691	39,591	38,063	36,887	850,085	224,232	141,650
Noninterest expense:
Employees' compensation and benefits	106,429				116,190					480,496	60,972	7,743
Loss and loss adjustment expenses	18,337				21,185					110,755	109,159	96,734
Policy acquisition and other underwriting expenses	11,687				10,803					46,289	43,658	40,196
Occupancy and equipment, net	26,338				19,412					86,248	7,360	788
Other	49,838				47,401					187,947	34,368	9,793
Total noninterest expense	212,629	219,752	216,592	260,400	214,991	115,934	46,792	55,233	37,558	911,735	255,517	155,254
Income (loss) before income taxes	39,650	49,120	59,761	35,969	52,543	15,125	(5,962)	(15,952)	546	197,393	(6,243)	(11,540)
Income tax expense (benefit)	14,354	18,090	20,115	13,309	19,170	5,809	(1,914)	(5,243)	203	70,684	(1,145)	(5,009)
Net income (loss)	25,296	31,030	39,646	22,660	33,373	9,316	(4,048)	(10,709)	343	126,709	(5,098)	(6,531)
Less: Net income attributable to noncontrolling interest	110	160	339	568	300	494				1,367	494
Income (loss) attributable to Hilltop	25,186	30,870	39,307	22,092	33,073	8,822	(4,048)	(10,709)	343	125,342	(5,592)	(6,531)
Dividends on preferred stock	1,426				703					4,327	259
Income (loss) applicable to Hilltop common stockholders	$ 23,760	$ 29,528	$ 38,174	$ 20,943	$ 32,370	$ 8,563	$ (4,048)	$ (10,709)	$ 343	$ 121,015	$ (5,851)	$ (6,531)
Earnings per common share:
Basic (in dollars per share)	$ 0.26	$ 0.34	$ 0.45	$ 0.25	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 1.43	$ (0.10)	$ (0.12)
Diluted (in dollars per share)	$ 0.26	$ 0.34	$ 0.43	$ 0.24	$ 0.39	$ 0.13	$ (0.07)	$ (0.19)	$ 0.01	$ 1.40	$ (0.10)	$ (0.12)
Weighted average share information:
Basic (in shares)	89,707				83,487					84,382	58,754	56,499
Diluted (in shares)	90,585				83,743					90,331	58,754	56,499